Income Tax (Tables)	12 Months Ended
Feb. 28, 2013
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2013	2012	2011

Earnings before income taxes:
Canada	$1,017,263	$1,797,445	$762,748
United States	(119,307)	(153,484)	(164,167)
Total	$897,956	$1,643,961	$598,851

Provision for income taxes:
Current	$-	$-	$-
Deferred, Canada	306,652	93,103	680,879
Deferred, United States	-	-	-
Total	$306,652	$93,103	$680,879

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2013	2012	2011

Tax at statutory rates at CDN rates	$220,492	$431,540	$168,696
Foreign loss taxed at US rates	(16,690)	(17,894)	(14,356)
Effect of change in statutory rate	-	14,400	19,500
Effect of foreign exchange on loss carry-forwards	(150,732)	(100,346)	204,076
Stock-based compensation	37,979	108,776	471,812
Expiry of loss carry-forwards	-	104,076	16,742
Other items, net	38,652	(23,278)	(4,420)
Change in valuation allowance	176,951	(424,171)	(181,171)
Income tax provision for year	$306,652	$93,103	$680,879

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2013	2012

Operating and other losses carried forward	$4,755,713	$4,684,015
Property, plant and equipment	935,074	1,141,065
Trademark and deferred costs	104,716	104,529
Un-realized foreign exchange loss	43,576	39,171
Financing costs	-	-
Total deferred tax assets	5,839,079	5,968,780
Valuation allowance	(3,431,104)	(3,254,153)

Net deferred tax assets	$2,407,975	$2,714,627